Nature of Operations and Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended	9 Months Ended
	Mar. 31, 2017	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Extended useful life, months		30 months
Inspection interval		The majority of the company's vessels require certification inspections twice in every five year period
Marine Equipment
Property, Plant and Equipment [Line Items]
Percentage of salvage values		7.50%
Stacked Vessels
Property, Plant and Equipment [Line Items]
Property plant and equipment average age	11 years 6 months	11 years
Minimum | Marine Equipment | From Date of Construction
Property, Plant and Equipment [Line Items]
Estimated useful lives, years		10 years
Minimum | Other Property Plant and Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives, years		3 years
Maximum
Property, Plant and Equipment [Line Items]
Highly liquid investments, maturities		3 months
Maximum | Marine Equipment | From Date of Construction
Property, Plant and Equipment [Line Items]
Estimated useful lives, years		20 years
Maximum | Other Property Plant and Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives, years		10 years